FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements, Recurring and Nonrecurring
Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2025:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$7,917	$—	$7,917	$—
U.S. agency residential mortgage-backed	81,065	—	81,065	—
U.S. agency commercial mortgage-backed	7,186	—	7,186	—
Private label mortgage-backed	40,506	—	40,506	—
Other asset backed	30,185	—	30,185	—
Obligations of states and political subdivisions	280,402	—	280,402	—
Corporate	47,661	—	47,661	—
Trust preferred	987	—	987	—
Loans held for sale	9,031	—	9,031	—
Capitalized mortgage loan servicing rights	31,493	—	—	31,493
Derivatives (1)	29,584	—	29,584	—
Liabilities
Derivatives (2)	19,551	—	19,551	—

Measured at Fair Value on a Non-recurring Basis:
Assets
Collateral dependent loans (3)
Commercial
Commercial and industrial	7,361	—	—	7,361
Commercial real estate	10,123	—	—	10,123
Mortgage
1-4 family owner occupied - non-jumbo	432	—	—	432
1-4 family non-owner occupied	14	—	—	14
1-4 family - 2nd lien	238	—	—	238
Resort lending	37	—	—	37
Installment
Boat lending	150	—	—	150
Recreational vehicle lending	153	—	—	153
Other	70	—	—	70
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(1)	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.

(2)	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

(3)	Only includes individually evaluated loans with specific loss allocations based on collateral value.

		Fair Value Measurements Using
	Fair Value Measure- ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- observable Inputs (Level 3)
	(In thousands)
December 31, 2024:
Measured at Fair Value on a Recurring Basis
Assets
Securities available for sale
U.S. agency	$8,159	$—	$8,159	$—
U.S. agency residential mortgage-backed	71,137	—	71,137	—
U.S. agency commercial mortgage-backed	11,641	—	11,641	—
Private label mortgage-backed	70,035	—	70,035	—
Other asset backed	38,516	—	38,516	—
Obligations of states and political subdivisions	288,791	—	288,791	—
Corporate	69,921	—	69,921	—
Trust preferred	982	—	982	—
Loans held for sale	7,643	—	7,643	—
Capitalized mortgage loan servicing rights	46,796	—	—	46,796
Derivatives (1)	37,059	—	37,059	—
Liabilities
Derivatives (2)	18,623	—	18,623	—

Measured at Fair Value on a Non-recurring Basis:
Assets
Collateral dependent loans (3)
Commercial
Commercial and industrial	4,205	—	—	4,205
Commercial real estate	132	—	—	132
Mortgage
1-4 family owner occupied - non-jumbo	627	—	—	627
1-4 family - 2nd lien	170	—	—	170
Resort lending	92	—	—	92
Installment
Boat lending	56	—	—	56
Recreational vehicle lending	172	—	—	172
Other	59	—	—	59
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(1)	Included in accrued income and other assets in the Consolidated Statements of Financial Condition.

(2)	Included in accrued expenses and other liabilities in the Consolidated Statements of Financial Condition.

(3)	Only includes individually evaluated loans with specific loss allocations based on collateral value.

Schedule of Fair Value Option, Disclosures
Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

	Net Gains (Losses) on Assets -Mortgage Loans	Mortgage Loan Servicing, net	Total Change in Fair Values Included in Current Period Earnings
	(In thousands)

2025
Loans held for sale	$49	$—	$49
Capitalized mortgage loan servicing rights	—	(5,741)	(5,741)

2024
Loans held for sale	139	—	139
Capitalized mortgage loan servicing rights	—	533	533

2023
Loans held for sale	2,281	—	2,281
Capitalized mortgage loan servicing rights	—	(4,202)	(4,202)

Schedule of Reconciliation for all Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
A reconciliation for all assets and (liabilities) measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:

	Capitalized Mortgage Loan Servicing Rights
	2025	2024	2023
	(In thousands)
Beginning balance	$46,796	$42,243	$42,489
Total losses realized and unrealized:
Included in results of operations	(5,741)	533	(4,202)
Included in results of operations - gain on sale (1)	(233)	—	—
Included in other comprehensive income (loss)	—	—	—
Purchases, issuances, settlements, maturities and calls	3,494	4,020	3,956
Sales (1)	(12,823)	—	—
Transfers in and/or out of Level 3	—	—	—
Ending balance	$31,493	$46,796	$42,243

Amount of total gains (losses) for the period included in earnings attributable to the change in unrealized losses relating to assets and liabilities still held at December 31	$(5,741)	$533	$(4,202)
(1)     On January 31, 2025 we sold $931.6 million of mortgage loan servicing rights (26.3% of total servicing portfolio) and transferred the servicing on March 3, 2025. This sale represented approximately $13.1 million (27.9%) of the total capitalized mortgage loan servicing right asset. While there remains a customary hold back of final settlement funds of approximately $0.1 million relating to this transaction, we are not aware of any issues that will have a material impact on this final payment. We have until the first quarter, 2026 to receive this final payment. Transaction expenses relating to this sale were approximately $0.2 million and were expensed in 2025.

Schedule of Quantitative Information About Level 3 Fair Value Measurements Measured on a Recurring Basis and Non-recurring Basis
The fair value of our capitalized mortgage loan servicing rights has been determined based on a valuation model used by an independent third party as discussed above. The significant unobservable inputs used in the fair value measurement of the capitalized mortgage loan servicing rights are discount rate, cost to service, ancillary income, float rate and prepayment rate. Significant changes in all five of these assumptions in isolation would result in significant changes to the value of our capitalized mortgage loan servicing rights. Quantitative information about our Level 3 fair value measurements measured on a recurring basis follows:

	Asset Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2025
Capitalized mortgage loan servicing rights	$31,493	Present value of net servicing revenue	Discount rate	9.50% to 18.65%	9.94%
			Cost to service	$69 to $817	$80
			Ancillary income	20 to 30	20
			Float rate	3.75%	3.75%
			Prepayment rate	5.39% to 39.62%	9.60%

2024
Capitalized mortgage loan servicing rights	$46,796	Present value of net servicing revenue	Discount rate	10.00% to 19.15%	10.37%
			Cost to service	$70 to $817	$79
			Ancillary income	20 to 30	20
			Float rate	4.33%	4.33%
			Prepayment rate	5.40% to 28.28%	7.54%
Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset Fair Value		Valuation Technique	Unobservable Inputs	Range	Weighted Average
	(In thousands)
2025
Collateral dependent loans
Commercial	$9,826	(1)
			Income approach	Discount rates used	9.0% to 16.0%	13.5%
			Sales comparison approach	Adjustment for differences between comparable sales	(50.0) to 15.0	(0.6)
	7,010		Discounting financial statement and machinery and equipment appraised values	Discount rates used	40.0 to 65.0	47.2
	648		Sales comparison approach	Adjustment for differences between comparable sales	(18.0) to 65.0	8.7
Mortgage and Installment (2)	1,094		Sales comparison approach	Adjustment for differences between comparable sales	(17.7) to 16.9	0.2

2024
Collateral dependent loans
Commercial	$4,337		Discounting financial statement and machinery and equipment appraised values	Discount rates used	45.0% to 55.0%	50.5%
			Sales comparison approach	Adjustment for differences between comparable sales	(20.0) to 35.0	(1.4)
Mortgage and Installment (2)	1,176		Sales comparison approach	Adjustment for differences between comparable sales	(22.0) to 21.7	(0.4)
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(1)	We have one commercial loan relationship that is cross collateralized by several properties whose appraisals used different valuation techniques.
(2)
In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2025 and 2024 certain collateral dependent installment loans totaling approximately $0.37 million and $0.29 million, respectively, are secured by collateral other than real estate. For the majority of these loans, we apply internal discount rates to industry valuation guides.

Schedule of Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance for Loans Held for Sale
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31:

	Aggregate Fair Value	Difference	Contractual Principal
	(In thousands)
Loans held for sale
2025	$9,031	$127	$8,904
2024	7,643	78	7,565
2023	12,063	(61)	12,124